INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Raw materials	$ 709	$ 432
Finished goods	904	1,248
Inventories	$ 1,613	$ 1,680